Segments of Business and Geographic Areas - Depreciation and Amortization (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 152	$ 165	$ 644	$ 731	$ 746
Self Care
Segment Reporting Information [Line Items]
Depreciation and amortization			202	212	205
Skin Health and Beauty
Segment Reporting Information [Line Items]
Depreciation and amortization			247	305	325
Essential Health
Segment Reporting Information [Line Items]
Depreciation and amortization			$ 195	$ 214	$ 216